NYSE

17010687

Silvio Conte (Joe)
Head of Corporate Actions
Global Listings

New York Stock Exchange
11 Wall Street, 14th Floor
New York, NY 10005
T +1 212 656 5024
silvio.conte@nyse.com

August 2, 2017

Received SEC

AUG 02 2017

Washington, DC 20549

CERT NYS
File No.001-06311

Chief, Information Technology
Securities and Exchange Commission
Division of Corporate Finance
100 F Street, NE MS 3040
Washington, DC 20549

To whom it may concern:

The New York Stock Exchange certifies its approval for listing and registration of the Series A Warrants to purchase shares of common stock, Series B Warrants to purchase shares of common stock of TIDEWATER INC., under the Exchange Act of 1934.

Sincerely,

Silvio Conte